Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
We have historically operated as part of AnaptysBio and not as a separate, publicly traded company. For the periods prior to the Spin-Off, the accompanying unaudited financial statements have been derived from AnaptysBio’s historical accounting records of its Biopharma segment (“Biopharma”) and are presented on a carve-out basis. All revenues and costs as well as assets and liabilities directly associated with our business activity are included as a component of the financial statements. The financial statements also include allocations of certain general, administrative, sales and marketing expenses and cost of sales from AnaptysBio’s corporate office and from other AnaptysBio businesses to us and allocations of related assets, liabilities, and retained earnings prior to the Spin-Off (“Net former parent investment”) which represents AnaptysBio’s interest in our recorded net assets, as applicable. The allocations have been determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had we been an entity that operated independently of AnaptysBio.
Following the Spin-Off, the financial statements include the accounts of First Tracks Biotherapeutics and no longer include any allocations from AnaptysBio. Accordingly:

•
The Balance Sheet as of June 30, 2026 consists of First Tracks Biotherapeutics’ stand-alone balance sheet, while the Balance Sheet as of December 31, 2025 consists of the combined balances of First Tracks Biotherapeutics and AnaptysBio.

•
The Statements of Operations and Comprehensive Loss for the three and six months ended June 30, 2026 consist of the combined results of First Tracks Biotherapeutics for the period from January 1, 2026 through April 19, 2026, and the stand-alone results of First Tracks Biotherapeutics for the period from April 20, 2026 through June 30, 2026. The Statements of Operations and Comprehensive Loss for the three and six months ended June 30, 2025 consist of the combined results of First Tracks Biotherapeutics.

•
The Statements of Equity for the three and six months ended June 30, 2026 consist of the combined results of First Tracks Biotherapeutics for the period from January 1, 2026 through April 19, 2026, and the stand-alone results of First Tracks Biotherapeutics for the period from April 20, 2026 through June 30, 2026. The Combined Statements of Equity for the three and six months ended June 30, 2025 consisted of the combined activity of First Tracks Biotherapeutics and AnaptysBio.

•
The Statement of Cash Flows for the six months ended June 30, 2026 consists of the combined results of First Tracks Biotherapeutics for the period from January 1, 2026 through April 19, 2026, and the stand-alone results of First Tracks Biotherapeutics for the period from April 20, 2026 through June 30, 2026. The Statement of Cash Flows for the six months ended June 30, 2025 consisted of the combined results of First Tracks Biotherapeutics and AnaptysBio.

Prior to the Spin-Off, First Tracks Biotherapeutics was dependent upon AnaptysBio for all of its working capital and financing requirements under AnaptysBio’s centralized approach to cash management and financing of its operations. Because the Company was part of AnaptysBio during the six months ended June 30, 2026, only cash, cash equivalents, and borrowings clearly associated with First Tracks Biotherapeutics and related to the Spin-Off have been included in these financial statements. Other financial transactions relating to the business operations of the Company during the period January 1, 2026 through April 19, 2026 were accounted for through the Net former parent investment account of the Company.

All transactions between First Tracks Biotherapeutics and AnaptysBio have been included in the accompanying financial statements for the three and six months ended June 30, 2026 and June 30, 2025. Transactions with AnaptysBio are reflected in the accompanying Statements of Changes in Equity as “Net parent investment” and in the accompanying Balance Sheets within “Net former parent investment.”
All intercompany accounts and transactions between the operations comprising First Tracks Biotherapeutics have been eliminated in the accompanying Statements of Operations for the three and six months ended June 30, 2026 and June 30, 2025 and the Balance Sheets as of June 30, 2026 and December 31, 2025.
The accompanying unaudited financial statements have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been omitted. The accompanying unaudited financial statements include all known adjustments necessary for a fair presentation of the results of interim periods as required by U.S. GAAP. These adjustments consist primarily of normal recurring accruals and estimates that impact the carrying value of assets and liabilities. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026. The financial statements should be read in conjunction with our audited financial statements for the year ended December 31, 2025 included in our Form 10, which was filed with the SEC on March 27, 2026.
During the periods presented prior to April 20, 2026, we were not a separate legal entity and did not directly own the Australian subsidiary, which was legally owned by AnaptysBio. The portions of the Australian subsidiary’s assets, liabilities, income, expenses and cash flows related to our business are included in these financial statements.
We operate in one reportable segment, and our functional and reporting currency is the U.S. dollar.
Use of Estimates
The preparation of the accompanying financial statements in conformity with U.S. GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. We base our estimates and assumptions on historical experience when available and on various factors that we believe to be reasonable under the circumstances. Significant estimates relied upon in preparing these financial statements include estimates related to accrued research and development expenses, stock-based compensation, leases and the allocation of costs between AnaptysBio and First Tracks Biotherapeutics. We evaluate our estimates and assumptions on an ongoing basis. Our actual results could differ from these estimates under different assumptions or conditions.
Net Loss Per Common Share
Basic net loss per common share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common equivalent shares outstanding for the period, as well as any dilutive effect from outstanding stock options and awards using the treasury stock method. For each period presented, there is no difference in the number of shares used to calculate basic and diluted net loss per share, as we are in a loss position for both periods and all shares are anti-dilutive.

The following table sets forth the weighted-average outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because to do so would be anti-dilutive (in common stock equivalent shares):

	For the Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Options to purchase common stock	7,545	7,621	7,545	7,644
Stock awards	1,752	854	1,752	873

Total	9,297	8,475	9,297	8,517

Accounting Pronouncements
We have implemented all new accounting pronouncements that are in effect and may have an impact on our financial statements. Unless otherwise discussed, we believe the impact of any recently issued pronouncements will not have a material impact on our financial statements.
Recent Accounting Pronouncements Not Yet Adopted
In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. The new disclosure requirements are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. We are currently evaluating the provisions of this guidance and assessing the potential impact on our financial statement disclosures.
In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact of adoption on our financial statement disclosures.

2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying combined financial statements present, on a historical basis, the combined assets, liabilities, expenses and cash flows directly attributable to the First Tracks Biotherapeutics, Inc. which have been prepared from AnaptysBio, Inc.’s consolidated financial statements and accounting records and are presented on a stand-alone basis as if the operations have been conducted independently from AnaptysBio, Inc. Historically, separate financial statements have not been prepared for First Tracks Biotherapeutics, Inc. and it has not operated as a standalone business.
During the periods presented, the Company was not a separate legal entity and did not directly own the Australian subsidiary, which was legally owned by AnaptysBio, Inc. The portions of the Australian subsidiary’s assets, liabilities, income, expenses and cash flows related to the Company’s business are included in these combined financial statements.
We operate in one reportable segment, and our functional and reporting currency is the U.S. dollar.

Use of Estimates
The preparation of the accompanying combined financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. We base our estimates and assumptions on historical experience when available and on various factors that we believe to be reasonable under the circumstances. Significant estimates relied upon in preparing these financial statements include estimates related to accrued research and development expenses, stock-based compensation and the allocation of costs between AnaptysBio, Inc. and First Tracks Biotherapeutics, Inc. We evaluate our estimates and assumptions on an ongoing basis. Our actual results could differ from these estimates under different assumptions or conditions.
Cash and Cash Equivalents
We consider all highly liquid investments with a maturity at date of purchase of three months or less to be cash equivalents. Cash equivalents consist primarily of money market and mutual funds with original maturities of 90 days or less.
Short-Term and Long-Term Investments
All investments have been classified as “available-for-sale” and are carried at fair value as determined based upon quoted market prices or pricing models for similar securities at period end. Investments with contractual maturities less than 12 months at the balance sheet date are considered short-term investments. Those investments with contractual maturities 12 months or greater at the balance sheet date are considered long-term investments. Dividend and interest income are recognized when earned. Realized gains and losses are included in earnings and are derived using the specific identification method for determining the cost of securities sold. Unrealized gains and losses are reported as a component of accumulated other comprehensive income (loss). We review our portfolio of available-for-sale debt securities, using both quantitative and qualitative factors, to determine if declines in fair value below cost have resulted from a credit-related loss or other factors. If the decline in fair value is due to credit-related factors, a loss is recognized in net income, whereas if the decline in fair value is not due to credit-related factors, the loss is recorded in other comprehensive income (loss). No credit impairment losses have been recorded during the years ended December 31, 2025 or 2024.
Concentration of Credit Risk
Financial instruments that potentially subject us to a concentration of credit risk consist of cash and cash equivalents and certain investments in money market funds, certificates of deposit, agency securities, commercial obligations and U.S. Treasury securities. Bank deposits are diversified between three financial institutions and these deposits may exceed insured limits. We are exposed to credit risk in the event of default by the financial institutions holding our cash and cash equivalents and issuers of investments that are recorded on our combined balance sheets. We mitigate our risk by investing in high-grade instruments and limiting the concentration in any one issuer, which limits our exposure.
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized using the straight-line method over the term of the lease. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Long Lived Assets
Long-lived assets, consisting of property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, we first compare undiscounted cash flows expected to be generated by the asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized and is measured as the amount by which the carrying value exceeds the estimated fair value of the assets. No impairment charges were recorded during the years ended December 31, 2025 or 2024.
Leases
Our leases consist of a lease for office and lab space that is classified as an operating lease. We determine if an arrangement is a lease at inception. Rent expense is recognized on a straight-line basis. When an operating lease includes rent abatements or requires fixed escalations of the minimum lease payments, the aggregate rental expense is recognized on a straight-line basis over the term of the lease. When an operating lease includes lease incentives such as leasehold improvement allowances, the lease incentive is included in the right-of-use asset (the “ROU asset”). For leases that have greater than a 12-month lease term, the ROU assets and lease liabilities are recognized based on the present value of the future minimum unpaid lease payments over the lease term. For this purpose, we consider only payments that are fixed and determinable at the time of commencement.
As our lease does not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. We account for fixed lease components separately from non-lease components.
We elected the practical expedient to not record leases with an initial term of 12 months or less on the balance sheet and recognize the associated lease payments in the combined statements of operations on a straight-line basis over the lease term.
Research and Development Expenses
Research and development costs primarily include third party clinical and preclinical research and development services such as manufacturing, laboratory and related supplies, salaries and personnel-related costs, in-licensing fees, outside services, and an allocation of information technology, and facility overhead costs.
Costs associated with research and development activities are expensed as incurred. We account for nonrefundable advance payments for goods and services that will be used in future research and development activities as expense when the service has been performed or when the goods have been received. We estimate research and development costs incurred during the period, which impacts the amount of accrued expenses and prepaid balances related to such costs as of each balance sheet date. This process involves reviewing open contracts and purchase orders, communicating with our personnel and service providers to identify services that have been performed on our behalf and estimating the level of service performed and the associated cost incurred for the service when we have not yet been invoiced or otherwise notified of the actual cost. The majority of our service providers invoice us monthly in arrears for services performed or when contractual milestones are met. We make estimates of our accrued expenses as of each balance sheet date based on facts and circumstances known to us at that time. We periodically confirm the accuracy of our estimates with the service providers and make adjustments if necessary. The significant estimates in our accrued research and development expenses include the costs incurred for services performed by our vendors in connection with research and development activities for which we have not yet been invoiced.
Upfront and milestone payments incurred under our in-licensing agreements are expensed as research and development in the period in which they are incurred, provided that the technology or method has no alternative future use.

Segment Reporting
ASC Topic 280, Segment Reporting, establishes standards for companies to report financial statement information about operating segments. Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the company’s chief operating decision-makers in deciding how to allocate resources and assess performance. Our chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews results at a combined level only. Therefore, we determined we operate as one reportable segment focused on research and development activities to deliver immunology therapeutics for autoimmune and inflammatory diseases.
Income Taxes
We account for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered or settled. Realization of deferred tax assets is dependent upon future taxable income. A valuation allowance is recognized if it is more likely than not that some portion or all of a deferred tax asset will not be realized based on the weight of available evidence, including expected future earnings.
We recognize an uncertain tax position in our combined financial statements when we conclude that a tax position is more likely than not to be sustained upon examination based solely on technical merits. Only after a tax position passes the first step of recognition will measurement be required. Under the measurement step, the tax benefit is measured as the largest amount of benefit that is more likely than not to be realized upon effective settlement. This is determined on a cumulative probability basis. The full impact of any change in recognition or measurement is reflected in the period in which such change occurs. We have elected to accrue any interest or penalties related to income taxes as part of our income tax expense.
Stock-based Compensation
Our employees participate in AnaptysBio, Inc.’s share-based compensation plans, the costs of which have been allocated to First Tracks Biotherapeutics, Inc. and recorded in research and development and general and administrative expenses in the combined statements of operations. Refer to Note 7 for additional information.
Functional Currency of Foreign Operations
Our Australian subsidiary operates in a U.S. dollar functional currency environment. Assets and liabilities of our foreign subsidiary that are not denominated in the functional currency are remeasured into U.S. dollars at foreign currency exchange rates in effect at the balance sheet date except for nonmonetary assets and capital accounts, which are remeasured at historical foreign currency exchange rates in effect at the date of transaction. Expenses are generally remeasured at monthly foreign currency exchange rates which approximate average rates in effect during each period. Net realized and unrealized gains and losses from foreign currency transactions and remeasurement are reported in other income (expense), net, in the combined statements of operations.
Comprehensive Loss
Comprehensive loss represents all changes in equity except those resulting from distributions to stockholders. Our unrealized gains and losses on available for sale investments represent the only component of other comprehensive loss that is excluded from the reported net loss.
Accounting Pronouncements
We have implemented all new accounting pronouncements that are in effect and may have an impact on our combined financial statements. Unless otherwise discussed, we believe the impact of any recently issued pronouncements, not yet effective will not have a material impact on our combined financial statements.

Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures Income Taxes, which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning after December 15, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. We are currently assessing the impact that this standard will have on our combined financial statements.
In December 2025, the FASB issued ASU
No. 2025-11,
Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual period that have a material impact on the entity. ASU
2025-11
is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact of adoption on our financial statement disclosures.